Business Combination and Reverse Recapitalization - Seaport Promissory Note (Details)	Dec. 31, 2024 USD ($)
Seaport Promissory Note | Related party | Seaport SIBS LLC
Business Combination and Reverse Recapitalization
Loan amount	$ 1,000,000